GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of General And Administrative Expense [Abstract]
Schedule of General and Administrative Expense
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Employee compensation and benefits	$125	$151	$264	$320
Management fees	77	71	149	142
Professional fees	35	45	61	86
Facilities and technology	13	16	25	31
Other	58	58	95	102
Total general and administrative expense	$308	$341	$594	$681